Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000005582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	$ 9,999.99		$ 11,347.87	$ 12,328.65	$ 12,801.23	$ 13,956.34	$ 17,367.89	$ 16,727.2	$ 16,767.14	$ 19,551.05	$ 21,368.44	$ 25,595.97
C000199764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		11,421.35	12,494.17	13,062.49	14,333.17	17,965.16	17,425.52	17,583.93	20,654.21	22,734.24	27,428.64
C000005580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000.01		11,303.56	12,229.96	12,648.25	13,726.25	17,018.57	16,329.93	16,309.37	18,945.45	20,784.51	24,996.24
C000005578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,474.99		10,792.15	11,765.08	12,262.87	13,406.23	16,753.46	16,196.61	16,299.25	19,080.95	20,933.17	25,175.02
C000005581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,421.35	12,488.76	13,053.07	14,313.66	17,930.87	17,381.11	17,525.64	20,574.05	22,631.29	27,276.15
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Accumulated Value	10,000		11,753	13,144	12,974	13,679	19,402	18,086	18,240	22,537	25,614	33,367
Sixty MSCI All Country World Index Net 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		11,093	11,858	12,100	13,022	16,084	14,922	14,904	17,034	18,808	22,535
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,158	$ 10,120	$ 10,768	$ 11,781	$ 11,734	$ 10,769	$ 10,538	$ 10,676	$ 11,258	$ 11,836